Shareholder Report, Line Graph (Details) - USD ($)			8 Months Ended	12 Months Ended		20 Months Ended	24 Months Ended	32 Months Ended	36 Months Ended	44 Months Ended	48 Months Ended	56 Months Ended	60 Months Ended	68 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Aug. 03, 2020	Mar. 31, 2016	Mar. 31, 2021	Mar. 31, 2026	Mar. 31, 2017	Mar. 31, 2022	Mar. 31, 2018	Mar. 31, 2023	Mar. 31, 2019	Mar. 31, 2024	Mar. 31, 2020	Mar. 31, 2025	Mar. 31, 2021	Mar. 31, 2026	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2026
C000221188
Account Value [Line Items]
Line Graph and Table Measure Name				Plumb Balanced Fund
Accumulated Value	$ 10,000		$ 11,097			$ 10,817		$ 9,915		$ 12,835		$ 12,866		$ 14,581
C000049545
Account Value [Line Items]
Line Graph and Table Measure Name				Plumb Balanced Fund
Accumulated Value		$ 10,000			$ 11,470		$ 13,418		$ 14,689		$ 13,768		$ 19,048		$ 18,528	$ 16,953	$ 21,888	$ 21,882	$ 24,738
C000221189
Account Value [Line Items]
Line Graph and Table Measure Name				Plumb Equity Fund
Accumulated Value	10,000		11,717			10,954		9,749		14,073		13,167		14,578
C000049546
Account Value [Line Items]
Line Graph and Table Measure Name				Plumb Equity Fund
Accumulated Value		10,000			12,238		16,111		18,153		15,961		25,444		23,742	21,096	30,366	28,346	31,297
MSCI EAFE Price (USD)
Account Value [Line Items]
Accumulated Value	10,000		12,006			11,860		11,376		12,773		13,052		15,432
MSCI EAFE Price (USD)
Account Value [Line Items]
Accumulated Value		10,000			10,853		12,141		11,352		9,440		13,367		13,206	12,667	14,221	14,532	17,182
S&P 500 Index TR
Account Value [Line Items]
Accumulated Value	10,000		12,190			14,098		13,008		16,895		18,289		21,545
S&P 500 Index TR
Account Value [Line Items]
Accumulated Value		10,000			11,717		13,357		14,625		13,605		21,271		24,599	22,698	29,480	31,913	37,594
55% S&P500/35% Bloomberg Govt./Credit/10% MSCI EAFE Price
Account Value [Line Items]
Accumulated Value	10,000		11,325			12,102		11,510		13,598		14,534		16,448
S&P 500 Index TR
Account Value [Line Items]
Accumulated Value	10,000		12,190			14,098		13,008		16,895		18,289		21,545
S&P 500 Index TR
Account Value [Line Items]
Accumulated Value		10,000			11,717		13,357		14,625		13,605		21,271		24,599	22,698	29,480	31,913	37,594
55% S&P500/35% Bloomberg Govt./Credit/10% MSCI EAFE Price
Account Value [Line Items]
Accumulated Value		10,000			11,028		12,012		12,764		12,387		16,585		17,722	16,856	19,914	21,285	24,087
90% S&P500/10% MSCI EAFE Price
Account Value [Line Items]
Accumulated Value	10,000		12,173			13,863		12,847		16,449		17,715		20,890
MSCI EAFE VALUE Price (USD)
Account Value [Line Items]
Accumulated Value	$ 10,000		$ 12,556			$ 12,568		$ 12,051		$ 13,609		$ 14,803		$ 18,594
MSCI EAFE Price (USD)
Account Value [Line Items]
Accumulated Value		10,000			10,853		12,141		11,352		9,440		13,367		13,206	12,667	14,221	14,532	17,182
90% S&P500/10% MSCI EAFE Price
Account Value [Line Items]
Accumulated Value		$ 10,000			$ 11,632		$ 13,235		$ 14,271		$ 13,130		$ 20,333		$ 23,155	$ 21,458	$ 27,474	$ 29,589	$ 34,892